Retirement Benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Pension Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Special termination cost	$ 21,174	$ 0	$ 0
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year [Abstract]
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit pension cost	166,683
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit pension cost	7,176
Estimated amount of transition asset that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit pension cost	16
Accumulated benefit obligation for all defined benefit plans	4,451,047	4,258,743
Defined Benefit Plan, Plans with Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation for pension plans with accumulated benefit obligations in excess of plan assets	4,761,438	4,691,350
Accumulated benefit obligation for pension plans with accumulated benefit obligations in excess of plan assets	4,352,369	4,206,557
Fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets	3,129,803	3,443,515
Projected benefit obligation for pension plans with projected benefit obligations in excess of plan assets	4,821,675	4,709,493
Fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets	3,188,293	3,459,097
Expected cash contributions to defined benefit pension plans in 2012	278,000
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
Estimated future benefit payments in the year ending June 30, 2016	225,953
Estimated future benefit payments in the year ending June 30, 2017	244,912
Estimated future benefit payments in the year ending June 30, 2018	209,742
Estimated future benefit payments in the year ending June 30, 2019	241,699
Estimated future benefit payments in the year ending June 30, 2020	258,332
Estimated future benefit payments in the aggregate for the five years ending June 30, 2021 through June 30, 2025	1,325,348
Domestic Defined Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Lump-sum distribution	81,496	$ 110,000
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year [Abstract]
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit pension cost	1,128
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit pension cost	(121)
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
Estimated future benefit payments in the year ending June 30, 2016	5,644
Estimated future benefit payments in the year ending June 30, 2017	5,770
Estimated future benefit payments in the year ending June 30, 2018	5,751
Estimated future benefit payments in the year ending June 30, 2019	5,598
Estimated future benefit payments in the year ending June 30, 2020	5,176
Estimated future benefit payments in the aggregate for the five years ending June 30, 2021 through June 30, 2025	$ 22,449